Note 11 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 449,337	$ 332,963
RNCI share of earnings	15,874	15,624
RNCI redemption increment	29,826	37,775
Distributions paid to RNCI	(17,133)	(9,292)
Purchases of interests from RNCI, net	(33,841)	(24,354)
RNCI recognized on business acquisitions	41,310	95,143
Other	818	1,478
Balance	$ 486,191	$ 449,337